Equity Compensation Plans (Summary Of Stock Option Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	10 Months Ended	2 Months Ended	10 Months Ended
	Dec. 31, 2011 Service Options Year	Nov. 01, 2011 Service Options Predecessor	Dec. 31, 2011 Performance Options	Nov. 01, 2011 Performance Options Predecessor
Number of options
Outstanding Options, beginning balance		6,367,124		643,422
Granted Options		1,486,800
Exercised Options		(6,617,837)		(257,369)
Expired Options		(11,258)
Forfeited Options		(87,691)		(386,053)
Rollover Options		(1,137,138)
Rollover Options issued	5,410
Outstanding and Exercisable Options	5,410
Weighted Average Exercise Price of Options
Outstanding Options, Weighted Average Exercise Price, beginning balance		$ 15.39		$ 15.50
Granted Options, Weighted Average Exercise Price		$ 15.36
Exercised Options, Weighted Average Exercise Price		$ 15.37		$ 15.50
Expired Options, Weighted Average Exercise Price		$ 16.28
Forfeited Options, Weighted Average Exercise Price		$ 15.73		$ 15.50
Rollover Options, Weighted Average Exercise Price		$ 15.43
Rollover Options issued, Weighted Average Exercise Price	$ 250.00
Outstanding and Exercisable Options, Weighted Average Exercise Price	$ 250.00
Weighted Average Remaining Contractual Term of Options
Outstanding Options, Weighted Average Remaining Contractual Term, at beginning of period		8 years 9 months 18 days		8 years 7 months 6 days
Outstanding Options, Weighted Average Remaining Contractual Term, at ending of period
Rollover Options issued, Weighted Average Remaining Contractual Term	9 years 9 months 18 days
Outstanding and Exercisable Options, Weighted Average Remaining Contractual Term	9.8
Aggregate Intrinsic Value of Stock Options
Outstanding Options, Aggregate Intrinsic Value, ending balance
Rollover Options issued, Aggregate Intrinsic Value	4,058
Outstanding and Exercisable Options, Aggregate Intrinsic Value	$ 4,058